SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Supplemental cash flow information (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Operating cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	$ 954